FAIR VALUES (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value are as follows as of March 31, 2021 (for purpose of this table the impaired loans are shown net of the related allowance):

Assets and liabilities measured at fair value are as follows as of March 31, 2021 (for purpose of this table the impaired loans are shown net of the related allowance):

March 31, 2021 (Dollars are in thousands)	Quoted market price in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(On a recurring basis)
Available for sale investments
U.S. Government Agencies	$—	$13,316	$—
Taxable municipals	—	5,733	—
Corporate bonds	—	5,927	—
Mortgage backed securities	—	21,316	—

(On a non-recurring basis)	—	—	3,342
Other real estate owned
Impaired loans	—	—	4,220
Total	$—	$46,292	$7,562

Assets and liabilities measured at fair value are as follows as of December 31, 2020 (for purpose of this table the impaired loans are shown net of the related allowance):

December 31, 2020 (Dollars are in thousands)	Quoted market price in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(On a recurring basis)
Available for sale investments
U.S. Government Agencies	$—	$14,107	$—
Taxable municipals	—	5,345	—
Corporate bonds	—	6,048	—
Mortgage backed securities	—	22,906	—

(On a non-recurring basis)
Other real estate owned	—	—	3,334
Impaired loans			4,030
Total	$—	$48,406	7,364

For Level 3 assets measured at fair value on a recurring or non-recurring basis as of March 31, 2021 and December 31, 2020, the significant unobservable inputs used in the fair value measurements were as follows:

For Level 3 assets measured at fair value on a recurring or non-recurring basis as of March 31, 2021 and December 31, 2020, the significant unobservable inputs used in the fair value measurements were as follows:

(Dollars in thousands)	Fair Value at March 31, 2021	Fair Value at December 31, 2020	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values

Impaired Loans	$4,220	$4,030	Appraised Value/Discounted Cash Flows/Market Value of Note	Discounts to reflect current market conditions, ultimate collectability, and estimated costs to sell	0 – 18%

Other Real Estate Owned	$3,342	$3,334	Appraised Value/Comparable Sales/Other Estimates from Independent Sources	Discounts to reflect current market conditions and estimated costs to sell	0 – 18%

The carrying amount and fair value of the Company’s financial instruments that are not required to be measured or reported at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 are as follows:

The carrying amount and fair value of the Company’s financial instruments that are not required to be measured or reported at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 are as follows:

			Fair Value Measurements
(Dollars are in thousands)	Carrying Amount	Fair Value	Quoted market price in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

March 31, 2021
Financial Instruments – Assets
Net Loans	$587,161	$583,803	$—	$578,975	$4,828

Financial Instruments – Liabilities
Time Deposits	226,566	229,513	—	229,513	—
Borrowed funds	21,496	17,893	—	17,893	—

December 31, 2020
Financial Instruments – Assets
Net Loans	$568,375	$564,664	$—	$560,634	$4,030

Financial Instruments – Liabilities
Time Deposits	234,449	237,768	—	237,768	—
Borrowed funds	21,496	16,788	—	16,788	—